Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Accrued payroll	$957	$741
Accrued bonuses	3,408	—
Accrued payroll taxes	1,547	273
Accrued interest	—	391
Accrued purchases and other	1,947	1,406
Warranty reserve	275	—
Deferred rent—current	605	545

Accrued expenses and other current liabilities	$8,739	$3,356